Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Lubricants	$ 12,522	$ 11,877
Bunkers	62,555	35,417
Total	$ 75,077	$ 47,294